Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	June 30, 2018
	(Unaudited)
	Average		Gross
	amortization		carrying	Accumulated
(in thousands) (unaudited)	period		amount	amortization	Net value
Amortizing intangible assets:
Patents	5	yrs	$4,163	$(1,723)	$2,440
Arbor acquired technology	3	yrs	670	(670)	—
Direct nanoparticle deposition technology	6	yrs	528	(528)	—
			$5,361	$(2,921)	$2,440

	December 31, 2017
	Average		Gross
	amortization		carrying	Accumulated
(in thousands)	period		amount	amortization	Net value
Amortizing intangible assets:
Direct nanoparticle deposition technology	6	yrs	$543	$(543)	$—
Patents	5	yrs	3,310	(1,474)	1,836
Arbor acquired technology	3	yrs	670	(670)	—
			$4,523	$(2,687)	$1,836

	December 31, 2016
	Average		Gross
	amortization		carrying	Accumulated
(in thousands)	period		amount	amortization	Net value
Amortizing intangible assets:
Direct nanoparticle deposition technology	6	yrs	$478	$(478)	$—
Patents	5	yrs	2,447	(962)	1,485
Arbor acquired technology	3	yrs	670	(670)	—
			$3,595	$(2,110)	$1,485

Schedule of Estimated Future Amortization Expense

(in thousands) (unaudited)
2018	$344
2019	654
2020	581
2021	454
2022	309
Thereafter	98
$2,440